4. PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, gross	$ 100,928	$ 85,224	$ 16,189
Less: Accumulated depreciation	15,743	12,201	2,027
Property and equipment, net	85,185	73,023	14,162
Computers
Property and equipment, gross	65,720	58,121	12,134
Office Equipment
Property and equipment, gross	$ 35,208	$ 27,083	$ 4,055